Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net

	December 31,
	2013	2012
Cost (1):
Land, buildings and leasehold improvements (2)	$390,972	$374,309
Instruments, machinery and equipment (3)	697,950	661,278
Office furniture and other	80,782	83,108
Motor vehicles and airplanes	125,813	129,519
	1,295,517	1,248,214
Accumulated depreciation	(814,109)	(746,928)
Depreciated cost	$481,408	$501,286

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $83,445, $89,551 and $93,666, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $37,399 and $36,990 as of December 31, 2013 and 2012, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,178,000	714,000	891,000
Leased	1,889,000	634,000	308,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $239,333 and $239,758 as of December 31, 2013 and 2012, respectively.